UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund –
.
PASSX Small-Cap Stock Fund–
.
Advisor  Class
OTIIX Small-Cap Stock Fund–
.
I  Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
HIGHLIGHTS
The Small-Cap Stock Fund advanced and outperformed the Russell 2000 Index, as major U.S. stock indexes produced strong gains and rebounded from weaker performance in 2022.
Stock selection in the health care, industrials and business services, and consumer discretionary sectors were notably strong, while the financials sector was the most significant detractor due to our stock choices.
Bottom-up stock selection continued to drive our portfolio positioning. We sought companies that are attempting to solve hard problems, believing that they will be successful regardless of the macro environment.
We maintain conviction in our investment process, remain focused on identifying the advantaged companies across our universe that offer relative value, and believe that our fundamental and patient approach will provide strong long-term results.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Small-Cap Stock Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Small-Cap Stock Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Small-Cap Stock Fund returned 17.43% for 2023. The fund outperformed the Russell 2000 Index but underperformed its Lipper peer group., as represented by the Lipper Small-Cap Growth Funds Index. Lipper currently classifies the fund as a small-cap growth portfolio, but we have not changed our investment approach. The fund outperformed the Lipper Small-Cap Core
Funds Index. (Returns for the Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
The health care sector added
value due to stock choices,
led by two names boosted by
acquisition announcements.
Shares of Abcam, a
producer and distributor of
research-grade antibodies,
spiked in the period on
news the company would
be acquired by Danaher.
Shares of clinical-stage
biopharmaceutical company
Karuna Therapeutics
also surged following an
announcement that Bristol-
Myers Squibb is expected to
acquire the company. Blueprint Medicines is a commercial-stage biotechnology company focused on developing precision small molecule treatments for cancer. Shares rose sharply late in the period following news that sales exceeded estimates for its Ayvakit medicine, which is primarily used for patients with
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Small-Cap Stock Fund –
.
8.01% 17.43%
Small-Cap Stock Fund–
.
Advisor  Class 7.87 17.12
Small-Cap Stock Fund–
.
I  Class 8.07 17.56
Small-Cap Stock Fund–
.
Z  Class 8.49 18.49
Russell 2000 Index 8.18 16.93
Lipper Small-Cap Core
Funds Index 8.96 16.15
Lipper Small-Cap Growth
Funds Index 5.93 18.36
S&P 500 Index 8.04 26.29

T. ROWE PRICE Small-Cap Stock Fund

indolent systemic mastocytosis (ISM). The company has also released positive news regarding elenestinib, a KIT D816V inhibitor that also treats ISM. Recent data seemingly confirming Blueprint’s dominance relative to a competitor within the ISM market further boosted shares.
Stock choices in the industrials and business services sector contributed, most notably our holdings in less-than-truckload company Saia and Ingersoll Rand, a maker of industrial pumps, compressors, and other flow control products.
Less-than-truckload (LTL) is a shipping service for relatively small loads that don't require a full truckload trailer. Both companies executed well during the year, and we trimmed our stakes on strength.
Stock selection in the consumer discretionary sector boosted relative results, especially our holding in Cava, the largest Mediterranean restaurant company in the U.S. We first invested in Cava while the company was still private, and shares performed well following the company’s initial public offering. We like the company’s concept, management’s ability to execute, and the potential for continued margin expansion as the brand scales. Duolingo, an educational mobile app focused on language learning, was another strong performer.
Duolingo has experienced strong subscriber and revenue growth while maintaining cost discipline and has consistently exceeded market expectations.
Solid execution and favorable customer traffic trends amid a supportive closeout environment aided shares of Ollie’s Bargain Outlet Holdings. We have a positive long-term view of Ollie’s given its strong customer value proposition and its long runway for unit growth.
On the negative side, the regional banking turmoil in March weighed on some of our holdings in the financials sector. The closure of Signature Bank, announced by regulators on March 12, marks the fourth-largest bank failure in U.S. history. Signature Bank’s weakness appeared to reflect concerns about its exposure to the U.S. dollar-denominated operating deposits of companies involved in cryptocurrency and other digital assets. The bank’s customer concentration within the highly connected New York real estate market also likely led to the pace of withdrawals resulting in its collapse. Our out-
of-benchmark exposure to the company weighed on relative performance.
Similarities to Silicon Valley Bank, including some exposure to the tech and innovation sector, sparked a large outflow of deposits at Western Alliance
Bancorporation, a large community bank operating in California, Nevada, and
Arizona. The company has since rebounded from oversold conditions.

T. ROWE PRICE Small-Cap Stock Fund

The energy sector also detracted, due mainly to stock selection, but an underweight allocation also hindered returns. Shares of Devon Energy declined due to weaker execution relative to peers, who raised production guidance with less capital expenditure while Devon maintained both production and capex guidance.
How is the fund positioned?
Bottom-up stock selection continued to drive our portfolio positioning. We sought companies that are attempting to solve hard problems, believing that they will be successful regardless of the macro environment. The industrials and business services sector represents our largest sector allocation and overweight versus the benchmark. We found opportunities across the various sectors, but some of our largest purchases occurred within energy, where we narrowed our underweight. On the other hand, we sold holdings that were acquired, that performed well, or in which our conviction has begun to wane, and we used proceeds to fund names that have come under pressure.
The industrials and business services sector has been an investment focus for multiple years. Generally, we look for companies with durable businesses and strong management teams, a history of strong execution, quality lean production, and a focus on shareholder value. We tend to find opportunities in companies with niche products that service growing end markets. Our top holding in the sector, although we did trim to manage the position size, is Ingersoll Rand, mentioned earlier. The company was formed by the 2020 merger of Gardner Denver and the industrial division of Ingersoll Rand, a deal that left the combined company with a significant margin improvement opportunity. We believe the company has a best-in-class management team, a compelling combination of solid underlying businesses with secular tailwinds, and the ability to generate organic growth from share gains and mergers and acquisitions.
Another large position is Saia, a less-than-truckload company benefiting from an improving industry backdrop. Additionally, the company is seen to be a benefactor of competitor Yellow’s bankruptcy. Saia is expanding its footprint and has been investing for future growth, which should flow through to shareholder returns over time.
Within the energy sector, we seek selective exposure to high-quality, low-cost producers with attractive acreage for production and the ability to withstand sector headwinds. A pullback in the sector, as gas and oil prices declined, created compelling entry points in companies, including onshore exploration and production names Range Resources and Southwestern Energy. We believe these companies will benefit from a favorable natural gas outlook.
We also added a position in global oil field service and equipment company

T. ROWE PRICE Small-Cap Stock Fund

TechnipFMC, the clear market leader in the subsea segment. We believe increased offshore spending will lead to accelerating cash flows and significant margin improvement. On the sale side, we exited Devon Energy, which had moved beyond our market capitalization, and Patterson-UTI Energy in favor of those higher-conviction names.
Other large sales included trimming longtime holdings Lattice Semiconductor and Ollie’s Bargain Outlet Holdings on strength following share price appreciation and the merger-driven eliminations of health care companies
Abcam and Prometheus Biosciences. Rounding out top trades, we also exited software company SS&C Technologies on market capitalization considerations.
What is portfolio
management’s outlook?
Arguably the most significant
factor affecting the U.S.
economy throughout the year
was rising interest rates in
response to elevated inflation.
The Federal Reserve raised
short-term interest rates four
times through the end of July,
lifting the fed funds target
rate to the 5.25% to 5.50%
range. However, equities
rallied in the fourth quarter
as longer-term interest rates
fell sharply in response
to weaker-than-expected
inflation and labor market
data and as Fed officials
projected at their mid-
December policy meeting
that there could be three
quarter-point interest rate
cuts in 2024. We had believed for some time that the market was seeking a reason to run, and it finally came to pass as the year concluded.
We do see some economic green shoots but remain cautious on the economy as well as small-cap fundamentals more broadly. The first quarter of 2024 brings an earnings season that could potentially derail the rally if results do not meet the lofty expectations that the market has now priced in. It is also not
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Industrials and Business
Services   18.0% 19.6%
Health Care   19.1 17.5
Financials   13.9 15.7
Information Technology   13.0 13.3
Consumer Discretionary   12.2 11.3
Energy   3.8 6.1
Real Estate   5.2 5.3
Materials   3.6 4.0
Utilities   3.0 2.9
Consumer Staples   3.8 2.8
Communication Services   0.3 0.6
Other and Reserves   4.1 0.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Stock Fund

clear to us that the Fed will reduce rates to the extent the market expects, and if those expectations are not met, we could see weakness in small-cap stocks.
The domestic political and geopolitical environments remain volatile, and we are heading into what will likely be a highly contentious 2024 presidential election. While we monitor these macroeconomic factors, we do not make top-down adjustments to the portfolio in response. We maintain conviction in our investment process, remain focused on identifying the advantaged companies across our universe that offer relative value, and believe that our fundamental and patient approach will provide strong long-term results.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Small-Cap Stock Fund

RISKS OF INVESTING IN THE SMALL-CAP STOCK FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.
Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group

T. ROWE PRICE Small-Cap Stock Fund

is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Small-Cap Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Cava Group 1.5%
Ingersoll Rand 1.3
Element Solutions 1.1
EastGroup Properties 1.1
Burlington Stores 1.0
PennyMac Financial Services 1.0
Selective Insurance Group 1.0
FirstService 1.0
BellRing Brands 1.0
RBC Bearings 0.9
Saia 0.9
Diamondback Energy 0.9
Federal Signal 0.9
Molina Healthcare 0.9
Entegris 0.9
PAR Technology 0.9
Papa John's International 0.9
Onto Innovation 0.8
Teledyne Technologies 0.8
Karuna Therapeutics 0.8
DoubleVerify Holdings 0.8
Cboe Global Markets 0.8
SPX Technologies 0.8
Descartes Systems Group 0.8
SiteOne Landscape Supply 0.8
Total 23.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SMALL-CAP STOCK FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Small-Cap Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Small-Cap Stock Fund –
.
17.43% 11.96% 9.18% – –
Small-Cap Stock Fund–
.
Advisor  Class 17.12 11.65 8.89 – –
Small-Cap Stock Fund–
.
I  Class 17.56 12.09 – 10.75% 8/28/15
Small-Cap Stock Fund–
.
Z  Class 18.49 – – 20.68 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor, I, and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Small-Cap Stock Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Small-Cap Stock Fund 0.91%
Small-Cap Stock Fund–Advisor Class 1.17
Small-Cap Stock Fund–I Class 0.77
Small-Cap Stock Fund–Z Class 0.74
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Small-Cap Stock Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SMALL-CAP STOCK FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,080.10 $4.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.67   4.58
Advisor Class
Actual   1,000.00   1,078.70   6.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.31   5.96
I Class
Actual   1,000.00   1,080.70   4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.97
Z Class
Actual   1,000.00   1,084.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.90%,
the
2
Advisor Class was 1.17%, the
3
I Class was 0.78%, and the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 51.34 $ 69.75 $ 63.91 $ 52.31 $ 41.28
Investment activities
Net investment income (loss)
(1)(2)
0.08 (0.03) (0.13) (0.01) (0.03)
Net realized and unrealized gain/
loss 8.79 (16.26) 10.91 13.07 13.86
Total from investment activities 8.87 (16.29) 10.78 13.06 13.83
Distributions
Net investment income (0.13) — — — —
Net realized gain (2.08) (2.12) (4.94) (1.46) (2.80)
Total distributions (2.21) (2.12) (4.94) (1.46) (2.80)
NET ASSET VALUE
End of period $ 58.00 $ 51.34 $ 69.75 $ 63.91 $ 52.31
Ratios/Supplemental Data
Total return
(2)(3)
17.43% (23.49)% 17.14% 25.05% 33.63%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.90% 0.91% 0.85% 0.88% 0.88%
Net expenses after waivers/
payments by Price Associates 0.90% 0.91% 0.85% 0.88% 0.88%
Net investment income (loss) 0.15% (0.05)% (0.18)% (0.02)% (0.05)%
Portfolio turnover rate 28.2% 24.3% 14.9% 19.6% 24.1%
Net assets, end of period (in
millions) $2,676 $2,394 $5,249 $5,095 $7,706
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 50.62 $ 68.99 $ 63.23 $ 51.78 $ 40.88
Investment activities
Net investment loss
(1)(2)
(0.07) (0.17) (0.34) (0.15) (0.16)
Net realized and unrealized gain/
loss 8.66 (16.08) 10.79 12.91 13.71
Total from investment activities 8.59 (16.25) 10.45 12.76 13.55
Distributions
Net realized gain (2.08) (2.12) (4.69) (1.31) (2.65)
NET ASSET VALUE
End of period $ 57.13 $ 50.62 $ 68.99 $ 63.23 $ 51.78
Ratios/Supplemental Data
Total return
(2)(3)
17.12% (23.69)% 16.79% 24.72% 33.27%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.17% 1.17% 1.15% 1.15% 1.15%
Net expenses after waivers/
payments by Price Associates 1.17% 1.17% 1.15% 1.15% 1.15%
Net investment loss (0.13)% (0.31)% (0.48)% (0.30)% (0.33)%
Portfolio turnover rate 28.2% 24.3% 14.9% 19.6% 24.1%
Net assets, end of period (in
thousands) $57,626 $65,259 $105,183 $116,742 $130,718
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 51.36 $ 69.76 $ 63.92 $ 52.31 $ 41.28
Investment activities
Net investment income (loss)
(1)(2)
0.15 0.07 (0.05) 0.03 0.04
Net realized and unrealized gain/
loss 8.78 (16.28) 10.91 13.11 13.86
Total from investment activities 8.93 (16.21) 10.86 13.14 13.90
Distributions
Net investment income (0.18) (0.07) — (0.01) —
Net realized gain (2.08) (2.12) (5.02) (1.52) (2.87)
Total distributions (2.26) (2.19) (5.02) (1.53) (2.87)
NET ASSET VALUE
End of period $ 58.03 $ 51.36 $ 69.76 $ 63.92 $ 52.31
Ratios/Supplemental Data
Total return
(2)(3)
17.56% (23.37)% 17.27% 25.21% 33.80%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.78% 0.77% 0.75% 0.75% 0.75%
Net expenses after waivers/
payments by Price Associates 0.78% 0.77% 0.75% 0.75% 0.75%
Net investment income (loss) 0.27% 0.12% (0.08)% 0.07% 0.08%
Portfolio turnover rate 28.2% 24.3% 14.9% 19.6% 24.1%
Net assets, end of period (in
millions) $3,340 $2,987 $2,385 $2,110 $2,647
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 51.43 $ 69.79 $ 63.93 $ 34.88
Investment activities
Net investment income
(2)(3)
0.57 0.50 0.48 0.35
Net realized and unrealized gain/loss 8.84 (16.29) 10.92 30.57
Total from investment activities 9.41 (15.79) 11.40 30.92
Distributions
Net investment income (0.60) (0.45) (0.30) (0.35)
Net realized gain (2.08) (2.12) (5.24) (1.52)
Total distributions (2.68) (2.57) (5.54) (1.87)
NET ASSET VALUE
End of period $ 58.16 $ 51.43 $ 69.79 $ 63.93
Ratios/Supplemental Data
Total return
(3)(4)
18.49% (22.79)% 18.14% 88.82%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.74% 0.74% 0.74% 0.74%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.05% 0.87% 0.67% 0.85%
(5)
Portfolio turnover rate 28.2% 24.3% 14.9% 19.6%
Net assets, end of period (in millions) $3,389 $2,971 $3,983 $4,009
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.2%
COMMUNICATION SERVICES 0.6%
Entertainment 0.4%
Liberty Media Corp-Liberty Live, Class C  (1) 1,024,265 38,297
38,297
Interactive Media & Services 0.2%
Vimeo (1) 4,941,000 19,369
19,369
Total Communication Services 57,666
CONSUMER DISCRETIONARY 11.3%
Automobiles 0.3%
Rivian Automotive, Class A  (1) 1,342,314 31,491
31,491
Broadline Retail 0.8%
Kohl's  659,743 18,921
Ollie's Bargain Outlet Holdings  (1) 605,252 45,933
Savers Value Village  (1) 591,713 10,284
75,138
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions  (1) 628,579 59,237
Clear Secure, Class A  1,374,974 28,393
Duolingo  (1) 195,000 44,236
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $—  (1)(2)(3) 773,380 —
Strategic Education  544,930 50,335
182,201
Hotels, Restaurants & Leisure 4.6%
BJ's Restaurants  (1) 1,067,782 38,451
Cava Group  (1) 3,196,024 137,365
Chuy's Holdings  (1) 695,043 26,572
Dutch Bros, Class A  (1) 1,152,051 36,485
Jack in the Box  257,300 21,003
Papa John's International  1,069,820 81,552
Red Rock Resorts, Class A  592,600 31,603

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027  (1)(2)(3)(4)(5) 3,862,836 20,937
Wyndham Hotels & Resorts  452,800 36,410
430,378
Household Durables 0.8%
Installed Building Products  149,000 27,240
Skyline Champion  (1) 663,975 49,307
76,547
Specialty Retail 2.6%
Burlington Stores  (1) 493,189 95,915
Caleres  909,900 27,961
Five Below  (1) 151,190 32,228
Floor & Decor Holdings, Class A  (1) 125,300 13,978
Monro  983,558 28,858
RH  (1) 62,209 18,133
Warby Parker, Class A  (1) 2,315,824 32,653
249,726
Textiles, Apparel & Luxury Goods 0.3%
Skechers USA, Class A  (1) 481,500 30,017
30,017
Total Consumer Discretionary 1,075,498
CONSUMER STAPLES 2.8%
Beverages 0.6%
Boston Beer, Class A  (1) 173,822 60,071
Coca-Cola Consolidated  912 847
60,918
Food Products 1.2%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $14,293  (1)(2)(3) 774,080 4,041
Post Holdings  (1) 502,436 44,244
Simply Good Foods  (1) 567,100 22,457
TreeHouse Foods  (1) 299,446 12,412
Utz Brands  1,659,453 26,950
110,104

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products 1.0%
BellRing Brands  (1) 1,674,175 92,800
92,800
Total Consumer Staples 263,822
ENERGY 5.6%
Energy Equipment & Services 1.9%
ChampionX  1,475,076 43,087
Expro Group Holdings  (1) 1,361,499 21,675
Liberty Energy, Class A  2,480,721 45,000
NOV  1,385,400 28,096
TechnipFMC  1,906,691 38,401
176,259
Oil, Gas & Consumable Fuels 3.7%
Diamondback Energy  558,768 86,654
DT Midstream  573,600 31,433
Kimbell Royalty Partners  1,082,023 16,284
Magnolia Oil & Gas, Class A  2,073,290 44,140
Matador Resources  446,300 25,377
Range Resources  2,317,400 70,542
SM Energy  475,700 18,419
Southwestern Energy  (1) 8,649,800 56,656
349,505
Total Energy 525,764
FINANCIALS 15.6%
Banks 8.4%
BankUnited  997,067 32,335
Blue Foundry Bancorp  (1) 669,100 6,470
Cadence Bank  1,371,500 40,583
Capitol Federal Financial  3,230,734 20,838
Columbia Banking System  1,612,100 43,011
CRB Group, Acquisition Date: 4/14/22, Cost $2,582  (1)(2)(3) 24,556 1,793
CrossFirst Bankshares  (1) 1,316,250 17,875
Dime Community Bancshares  991,036 26,689
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938  (1)(2)(3)(4) 293,821 5,157

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443  (1)(2)(3)(4) 144,311 2,533
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(2)(3)(4) 43,813 343
East West Bancorp  912,405 65,648
Eastern Bankshares  1,639,100 23,275
Equity Bancshares, Class A  634,425 21,507
FB Financial  861,063 34,313
First Bancshares  888,589 26,062
Five Star Bancorp  634,197 16,603
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000  (1)(2)(3) 500,044 1,500
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (1)(2)(3) 98,245 30
HarborOne Bancorp  564,640 6,764
Heritage Commerce  1,209,454 11,998
Home BancShares  1,072,393 27,164
Kearny Financial  1,343,200 12,048
Live Oak Bancshares  1,084,893 49,363
Origin Bancorp  1,030,196 36,644
Pacific Premier Bancorp  941,869 27,418
Pinnacle Financial Partners  614,678 53,612
Popular  346,696 28,453
Prosperity Bancshares  115,700 7,836
SouthState  656,804 55,467
Texas Capital Bancshares  (1) 456,700 29,517
Veritex Holdings  1,003,778 23,358
Western Alliance Bancorp  590,758 38,866
795,073
Capital Markets 1.7%
Cboe Global Markets  412,322 73,624
P10, Class A  2,555,155 26,114
StepStone Group, Class A  940,685 29,942
TMX Group (CAD)  1,356,000 32,798
162,478
Consumer Finance 0.4%
Encore Capital Group  (1) 491,569 24,947

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Group  (1) 511,931 13,413
38,360
Financial Services 1.3%
PennyMac Financial Services  1,085,093 95,889
Toast, Class A  (1) 1,408,200 25,714
121,603
Insurance 3.8%
Assurant  393,593 66,316
Axis Capital Holdings  1,161,000 64,285
First American Financial  761,600 49,078
Hanover Insurance Group  397,478 48,262
RLI  72,900 9,704
Selective Insurance Group  939,039 93,416
White Mountains Insurance Group  20,800 31,304
362,365
Total Financials 1,479,879
HEALTH CARE 16.2%
Biotechnology 7.8%
Agios Pharmaceuticals  (1) 423,833 9,439
Apellis Pharmaceuticals  (1) 1,086,076 65,013
Arcellx  (1) 377,700 20,962
Argenx, ADR  (1) 125,721 47,828
Ascendis Pharma, ADR  (1) 489,942 61,708
Avid Bioservices  (1) 2,031,231 13,203
Blueprint Medicines  (1) 435,449 40,166
Bridgebio Pharma  (1) 466,984 18,852
Cabaletta Bio  (1) 430,386 9,770
Crinetics Pharmaceuticals  (1) 783,032 27,860
CRISPR Therapeutics  (1) 271,095 16,971
Cytokinetics  (1) 714,800 59,679
HilleVax  (1) 367,585 5,900
Icosavax  (1) 692,056 10,907
Immatics  (1) 738,523 7,777
Immunocore Holdings, ADR  (1) 173,000 11,819
Insmed  (1) 1,573,683 48,768

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ionis Pharmaceuticals  (1) 745,500 37,715
Karuna Therapeutics  (1) 239,633 75,846
Kymera Therapeutics  (1) 243,530 6,200
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $226  (1)(3) 17,800 66
MacroGenics  (1) 1,372,461 13,203
MoonLake Immunotherapeutics  (1) 389,905 23,546
MorphoSys, ADR  (1) 1,718,579 17,014
RAPT Therapeutics  (1) 466,322 11,588
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (1)(3) 85,583 1,112
Syndax Pharmaceuticals  (1) 495,254 10,702
Vaxcyte  (1) 491,897 30,891
Verve Therapeutics  (1) 782,430 10,907
Xenon Pharmaceuticals  (1) 262,604 12,096
Zentalis Pharmaceuticals  (1) 494,501 7,492
735,000
Health Care Equipment & Supplies 2.7%
ICU Medical  (1) 195,046 19,454
Masimo  (1) 532,600 62,426
Neogen  (1) 2,170,987 43,658
Outset Medical  (1) 1,453,319 7,862
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938  (1)(2)
(3) 3,701,604 1,481
Penumbra (1) 31,000 7,798
PROCEPT BioRobotics  (1) 1,509,441 63,261
QuidelOrtho  (1) 644,128 47,472
253,412
Health Care Providers & Services 2.6%
Alignment Healthcare  (1) 2,905,241 25,014
Guardant Health  (1) 413,452 11,184
Molina Healthcare  (1) 226,728 81,919
NeoGenomics  (1) 2,930,800 47,420
Privia Health Group  (1) 2,160,129 49,748
U.S. Physical Therapy  313,029 29,156
244,441

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.2%
Certara (1) 1,121,112 19,720
19,720
Life Sciences Tools & Services 2.0%
10X Genomics, Class A  (1) 531,500 29,743
Azenta  (1) 148,519 9,675
Bruker  905,396 66,528
Pacific Biosciences of California  (1) 3,254,120 31,923
Repligen  (1) 150,002 26,970
Sotera Health  (1) 1,448,905 24,414
189,253
Pharmaceuticals 0.9%
Catalent (1) 709,491 31,878
Elanco Animal Health  (1) 2,064,700 30,764
EyePoint Pharmaceuticals  (1) 367,972 8,504
Structure Therapeutics, ADR  (1) 396,526 16,162
87,308
Total Health Care 1,529,134
INDUSTRIALS & BUSINESS SERVICES 18.7%
Aerospace & Defense 0.3%
Bombardier, Class B (CAD)  (1) 352,400 14,151
Cadre Holdings  418,927 13,779
27,930
Building Products 2.0%
AAON  380,000 28,071
AZZ  1,145,254 66,528
CSW Industrials  268,446 55,678
Zurn Elkay Water Solutions  1,287,572 37,867
188,144
Commercial Services & Supplies 2.0%
Casella Waste Systems, Class A  (1) 544,449 46,529
Rentokil Initial (GBP)  6,719,793 37,874
Stericycle  (1) 721,000 35,733
Tetra Tech  193,140 32,241

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VSE  517,198 33,416
185,793
Construction & Engineering 0.6%
Arcosa  321,400 26,561
WillScot Mobile Mini Holdings  (1) 752,300 33,477
60,038
Electrical Equipment 0.2%
Thermon Group Holdings  (1) 484,528 15,781
15,781
Ground Transportation 1.3%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (1)
(2)(3) 101,882 —
Landstar System  179,024 34,668
Saia  (1) 201,975 88,509
123,177
Machinery 8.3%
ATS (1) 218,529 9,412
Crane  276,100 32,619
Enerpac Tool Group  1,531,900 47,627
Enpro  226,300 35,470
Esab  405,949 35,163
ESCO Technologies  345,941 40,486
Federal Signal  1,116,800 85,703
Graco  525,618 45,603
Helios Technologies  573,327 26,000
Ingersoll Rand  1,542,724 119,314
John Bean Technologies  419,159 41,685
Marel (ISK)  2,045,331 7,095
Mueller Water Products, Class A  2,719,377 39,159
RBC Bearings  (1) 313,100 89,199
Spirax-Sarco Engineering (GBP)  195,265 26,126
SPX Technologies  (1) 726,700 73,404
Toro  317,023 30,431
784,496

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.2%
Allegiant Travel  275,500 22,759
22,759
Professional Services 2.0%
Booz Allen Hamilton Holding  157,080 20,092
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339  (1)(2)(3) 568,563 3,070
Clarivate  (1) 3,197,495 29,609
Legalzoom.com  (1) 1,559,238 17,619
NV5 Global  (1) 101,619 11,292
Parsons  (1) 1,068,865 67,029
Paycor HCM  (1) 2,005,078 43,290
192,001
Trading Companies & Distributors 1.8%
Beacon Roofing Supply  (1) 633,500 55,127
Rush Enterprises, Class A  786,365 39,554
SiteOne Landscape Supply  (1) 445,044 72,320
167,001
Total Industrials & Business Services 1,767,120
INFORMATION TECHNOLOGY 12.5%
Electronic Equipment, Instruments & Components 4.3%
Cognex  228,200 9,525
CTS  764,492 33,439
Littelfuse  176,756 47,293
Mirion Technologies  (1) 5,332,735 54,661
Napco Security Technologies  755,689 25,882
Novanta  (1) 238,212 40,117
PAR Technology  (1)(4) 1,879,157 81,818
Teledyne Technologies  (1) 178,150 79,507
Vontier  1,082,100 37,387
409,629
IT Services 0.0%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,073  (1)
(2)(3) 24,285 1,770
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746  (1)(2)(3) 122,320 2,394
4,164

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 3.5%
Allegro MicroSystems  (1) 776,100 23,493
Entegris  682,902 81,826
Lattice Semiconductor  (1) 1,017,266 70,181
MACOM Technology Solutions Holdings  (1) 636,700 59,181
Onto Innovation  (1) 521,100 79,676
Power Integrations  254,062 20,861
335,218
Software 4.7%
Agilysys (1) 387,800 32,893
Altair Engineering, Class A  (1) 430,400 36,218
Amplitude, Class A  (1) 2,818,102 35,846
Braze, Class A  (1) 259,500 13,787
Descartes Systems Group  (1) 866,333 72,824
DoubleVerify Holdings  (1) 2,016,860 74,180
Envestnet  (1) 605,200 29,970
Five9  (1) 563,708 44,358
Manhattan Associates  (1) 140,700 30,296
Model N  (1) 504,800 13,595
Socure, Acquisition Date: 12/22/21, Cost $2,034  (1)(2)(3) 126,571 791
Workiva  (1) 596,634 60,576
445,334
Total Information Technology 1,194,345
MATERIALS 3.6%
Chemicals 2.0%
Element Solutions  4,683,867 108,385
HB Fuller  317,400 25,839
Quaker Chemical  241,861 51,618
185,842
Metals & Mining 1.4%
Constellium (1) 3,321,171 66,290
ERO Copper (CAD)  (1) 1,438,617 22,746
Haynes International  (4) 675,495 38,537
127,573

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  235,547 20,151
20,151
Total Materials 333,566
REAL ESTATE 5.3%
Health Care Real Estate Investment Trusts 0.2%
Community Healthcare Trust, REIT  28,339 755
Healthcare Realty Trust, REIT  1,083,800 18,674
19,429
Industrial Real Estate Investment Trusts 2.0%
EastGroup Properties, REIT  551,600 101,241
Rexford Industrial Realty, REIT  1,020,418 57,245
Terreno Realty, REIT  418,500 26,227
184,713
Real Estate Management & Development 2.0%
Colliers International Group  286,000 36,185
DigitalBridge Group  1,514,223 26,559
FirstService  572,913 92,863
Tricon Residential  3,734,125 33,981
189,588
Residential Real Estate Investment Trusts 0.5%
Flagship Communities REIT, REIT  624,519 9,961
Independence Realty Trust, REIT  2,191,468 33,530
43,491
Specialized Real Estate Investment Trusts 0.6%
CubeSmart, REIT  1,310,238 60,730
60,730
Total Real Estate 497,951
UTILITIES 2.9%
Electric Utilities 1.2%
IDACORP  552,069 54,279
MGE Energy  317,976 22,993
OGE Energy  904,500 31,594
108,866

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities 1.3%
Chesapeake Utilities  653,283 69,006
ONE Gas  261,300 16,650
Southwest Gas Holdings  611,777 38,756
124,412
Water Utilities 0.4%
California Water Service Group  713,028 36,985
36,985
Total Utilities 270,263
Total Miscellaneous Common Stocks  2.1%  (6) 201,133
Total Common Stocks (Cost $6,282,714) 9,196,141
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $707  (1)(2)(3) 706,793 —
Total Convertible Bonds (Cost $707) —
CONVERTIBLE PREFERRED STOCKS 1.9%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812  (1)(2)
(3)(4)(5) 758,455 4,111
4,111
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756  (1)(2)(3) 1,848,191 1,848
1,848
Total Consumer Discretionary 5,959
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $39  (1)(2)(3) 2,101 11
Total Consumer Staples 11

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075  (1)
(2)(3) 86,312 6,302
Total Financials 6,302
HEALTH CARE 0.8%
Biotechnology 0.1%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493  (1)(2)(3) 1,627,947 5,926
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050  (1)(2)(3) 993,799 3,617
9,543
Health Care Equipment & Supplies 0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415  (1)(2)
(3) 5,330,753 4,531
4,531
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397  (1)(2)(3) 3,902,227 4,566
4,566
Life Sciences Tools & Services 0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754  (1)(2)(3) 403,512 3,619
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808  (1)(2)
(3) 657,721 1,914
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793  (1)(2)(3) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631  (1)(2)(3) 261,906 15,906
51,641
Total Health Care 70,281
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882  (1)(2)(3) 130,614 4,580
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512  (1)(2)
(3) 2,061,623 10,040
14,620
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112  (1)(2)(3) 420,147 3,227

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $3,033  (1)(2)(3) 148,715 1,142
4,369
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620  (1)(2)
(3) 269,870 764
764
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346  (1)(2)(3) 1,175,394 —
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022  (1)(2)
(3) 740,142 —
—
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881  (1)(2)(3) 852,879 4,605
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857  (1)(2)(3) 1,176,033 6,351
10,956
Total Industrials & Business Services 30,709
INFORMATION TECHNOLOGY 0.5%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277  (1)(2)(3) 293,317 2,074
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811  (1)(2)
(3) 95,996 679
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10  (1)
(2)(3) 381 28
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907  (1)
(2)(3) 186,629 13,607
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997  (1)
(2)(3) 9,288 677
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491  (1)
(2)(3) 4,130 301
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618  (1)(2)(3) 27,540 539
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62  (1)(2)(3) 2,740 54
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67  (1)(2)(3) 2,980 58
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824  (1)(2)(3) 348,470 6,819
24,836

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576  (1)(2)(3) 886,735 3,627
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450  (1)(2)(3) 261,432 1,069
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397  (1)(2)(3) 1,068,639 5,450
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110  (1)(2)(3) 1,127,860 8,109
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698  (1)(2)(3) 79,390 571
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472  (1)(2)
(3) 153,828 962
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029  (1)
(2)(3) 126,253 789
Socure, Series B, Acquisition Date: 12/22/21, Cost $37  (1)(2)(3) 2,284 14
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702  (1)(2)(3) 292,632 1,829
22,420
Total Information Technology 47,256
MATERIALS 0.2%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078  (1)(2)(3) 149,321 7,128
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813  (1)(2)(3) 237,759 4,822
11,950
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884  (1)(2)(3) 214,677 9,184
9,184
Total Materials 21,134
Total Convertible Preferred Stocks (Cost $231,598) 181,652

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(7) 99,504,821 99,505
Total Short-Term Investments (Cost $99,505) 99,505
Total Investments in Securities
100.2% of Net Assets
(Cost $6,614,524) $ 9,477,298
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$228,670 and represents 2.4% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Checkr  $ — $ (1,308) $ —
Checkr, Series C  — (1,962) —
Checkr, Series D  — (2,705) —
Chuy's Holdings  7,005 4,132 —
Dogwood State Bank, Non-Voting Shares  — (132) —
Dogwood State Bank, Voting Shares  — (65) —
Dogwood State Bank, Warrants, 5/6/24  — (10) —
Haul Hub, Series B  — (3,461) —
Haul Hub, Series C  — (1,132) —
Haynes International  194 7,522 598
Kardium, Series D-6  — (884) —
PAR Technology  141 26,029 —
SecurityScorecard, Series E  — 235 —
Seismic Software, Series E  — (3,564) —
Seismic Software, Series F  — (251) —
ServiceTitan  (23) 272 —
ServiceTitan, Series A-1  — 4 —
ServiceTitan, Series D  — 1,885 —
ServiceTitan, Series F  — 94 —
ServiceTitan, Series G  — 41 —
Torchys Holdings  — 1,070 —
Torchys Holdings, Class A  — 5,447 —
T. Rowe Price Government Reserve Fund, 5.42% — — 11,933
Affiliates not held at period end (16,855) 18,910 —
Totals $ (9,538)# $ 50,167 $ 12,531+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Checkr  $ * $ — $ — $ *
Checkr, Series C  * — — *
Checkr, Series D  * — — *
Chuy's Holdings  31,151 3,380 12,091 *
Dogwood State Bank, Non-
Voting Shares  * — — 5,157
Dogwood State Bank, Voting
Shares  * — — 2,533
Dogwood State Bank, Warrants,
5/6/24  * — — 343
Fiesta Restaurant Group  15,712 — 34,622 —
Haul Hub, Series B  * — — *
Haul Hub, Series C  * — — *
Haynes International  31,622 — 607 38,537
Kardium, Series D-6  * — — *
PAR Technology  * 29,767 1,077 81,818
SecurityScorecard, Series E  * — — *
Seismic Software, Series E  * — — *
Seismic Software, Series F  * — — *
ServiceTitan  * — 75 *
ServiceTitan, Series A-1  * — — *
ServiceTitan, Series D  * — — *
ServiceTitan, Series F  * — — *
ServiceTitan, Series G  * — — *
Torchys Holdings  3,041 — — 4,111
Torchys Holdings, Class A  15,490 — — 20,937
T. Rowe Price Government
Reserve Fund, 5.42% 244,859   ¤   ¤ 99,505
Total $ 252,941^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $12,531 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $281,097.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,614,524) $ 9,477,298
Receivable for investment securities sold 6,569
Dividends and interest receivable 5,006
Receivable for shares sold 3,003
Due from affiliates 1,770
Cash 49
Other assets 288
Total assets 9,493,983
Liabilities
Payable for shares redeemed 22,457
Investment management fees payable 5,733
Payable for investment securities purchased 2,564
Payable to directors 7
Other liabilities 446
Total liabilities 31,207
NET ASSETS $ 9,462,776

T. ROWE PRICE Small-Cap Stock Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,896,471
Paid-in capital applicable to 162,979,499 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,566,305
NET ASSETS $ 9,462,776
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,675,987; Shares outstanding: 46,139,538) $ 58.00
Advisor Class
(Net assets: $57,626; Shares outstanding: 1,008,733) $ 57.13
I Class
(Net assets: $3,340,071; Shares outstanding: 57,560,468) $ 58.03
Z Class
(Net assets: $3,389,092; Shares outstanding: 58,270,760) $ 58.16

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $531) $ 92,326
    Interest 1
Other 8
Total income 92,335
Expenses
Investment management 64,830
Shareholder servicing
Investor Class $ 3,797
Advisor Class 87
I Class 975 4,859
Rule 12b-1 fees
Advisor Class 143
Prospectus and shareholder reports
Investor Class 68
Advisor Class 13
I Class 37
Z Class 3 121
Custody and accounting 334
Registration 90
Proxy and annual meeting 69
Legal and audit 52
Directors 31
Miscellaneous 103
Waived / paid by Price Associates (23,320)
Total expenses 47,312
Net investment income 45,023

T. ROWE PRICE Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 431,552
Foreign currency transactions (26)
Net realized gain 431,526
Change in net unrealized gain / loss on securities 977,921
Net realized and unrealized gain / loss 1,409,447
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,454,470

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 45,023 $ 29,863
Net realized gain 431,526 616,608
Change in net unrealized gain / loss 977,921 (3,332,144)
Increase (decrease) in net assets from operations 1,454,470 (2,685,673)
Distributions to shareholders
Net earnings
Investor Class (98,695) (95,901)
Advisor Class (2,083) (2,632)
I Class (126,101) (124,504)
Z Class (150,093) (141,917)
Decrease in net assets from distributions (376,972) (364,954)
Capital share transactions
*
Shares sold
Investor Class 258,254 171,438
Advisor Class 6,151 10,162
I Class 404,600 1,722,092
Z Class 283,304 293,191
Distributions reinvested
Investor Class 93,514 90,178
Advisor Class 2,079 2,627
I Class 115,232 113,419
Z Class 150,093 141,917
Shares redeemed
Investor Class (370,946) (1,947,789)
Advisor Class (23,553) (26,756)
I Class (547,486) (418,724)
Z Class (403,895) (404,988)
Decrease in net assets from capital share
transactions (32,653) (253,233)

T. ROWE PRICE Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 1,044,845 (3,303,860)
Beginning of period 8,417,931 11,721,791
End of period $ 9,462,776 $ 8,417,931
*Share information (000s)
Shares sold
Investor Class 4,690 2,956
Advisor Class 115 177
I Class 7,511 29,326
Z Class 5,197 5,113
Distributions reinvested
Investor Class 1,673 1,684
Advisor Class 38 49
I Class 2,061 2,117
Z Class 2,680 2,646
Shares redeemed
Investor Class (6,853) (33,257)
Advisor Class (433) (462)
I Class (10,181) (7,456)
Z Class (7,376) (7,066)
Decrease in shares outstanding (878) (4,173)

T. ROWE PRICE Small-Cap Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock
Fund (Investor Class), the Small-Cap Stock Fund–Advisor Class (Advisor Class),
the Small-Cap Stock Fund–I Class (I Class) and the Small-Cap Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/

T. ROWE PRICE Small-Cap Stock Fund

loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$82,190,000 of net gain on $192,652,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Small-Cap Stock Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Small-Cap Stock Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Small-Cap Stock Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Small-Cap Stock Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(99,882,000) for the year ended December 31, 2023.
During the year, transfers into Level 3 resulted from a lack of observable market data for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,988,182 $ 162,119 $ 45,840 $ 9,196,141
Convertible Bonds — — — —
Convertible Preferred Stocks — — 181,652 181,652
Short-Term Investments 99,505 — — 99,505
Total $ 9,087,687 $ 162,119 $ 227,492 $ 9,477,298
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
12/31/23
Investment in
Securities
Common Stocks $ 129,116 $ 13,038 $ 14,292 $ (110,622) $ 16 $ 45,840
Convertible Bonds — (707) 707 — — —
Convertible Preferred
Stocks 321,338 (94,633) — (45,053) — 181,652
Total $ 450,454 $ (82,302) $ 14,999 $ (155,675) $ 16 $ 227,492

T. ROWE PRICE Small-Cap Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,423,497,000 and $2,477,726,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Small-Cap Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 49,577 $ 30,013
Long-term capital gain 327,395 334,941
Total distributions $ 376,972 $ 364,954
($000s)
Cost of investments $ 6,629,175
Unrealized appreciation $ 3,366,103
Unrealized depreciation (517,980)
Net unrealized appreciation (depreciation) $ 2,848,123
($000s)
Undistributed ordinary income $ 3,420
Undistributed long-term capital gain 44,928
Net unrealized appreciation (depreciation) 2,848,123
Total distributable earnings (loss) $ 2,896,471

T. ROWE PRICE Small-Cap Stock Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense

T. ROWE PRICE Small-Cap Stock Fund

ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Small-Cap Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $115,000 for Price Associates; $1,971,000 for T. Rowe Price Services, Inc.; and
$267,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $411,000 for shareholder servicing costs related to the college savings plans, of which $270,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 1.09% 1.34% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $1 $(23,321)

T. ROWE PRICE Small-Cap Stock Fund

accompanying Statement of Assets and Liabilities. At December 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2023, these reimbursements amounted to
$662,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Small-Cap Stock Fund

NOTE 7 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-
sponsored mutual funds at rates beneficial to both the borrowing and lending funds.
Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31,
2023, the fund earned $1,000 in interest income related to loans made to other funds on one day in the average amount of $7,600,000 and at an average annual rate of 6.78%. At
December 31, 2023, there were no loans outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap Stock
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Stock Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,000 from short-term capital gains
$386,933,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $72,286,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $65,668,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Small-Cap Stock Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Small-Cap Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Small-Cap Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Small-Cap Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
( a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Small-Cap Stock Fund

INTERESTED  DIRECTORS
( a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
( a)
(CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Small-Cap Stock Fund  Principal Occupation(s)
Francisco Alonso (1978)
(a)
President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Christopher T. Fortune (1973)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
( a)
(CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund

Name (Year of Birth)
Position Held With Small-Cap Stock Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Daniel Biros Hirsch, CFA (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Peter (Matt) Mahon (1985)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Robert J. Marcotte (1962)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Rekha Marda (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Curt J. Organt, CFA (1968)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Simon Paterson (1978)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Partner, Senior
Equity Analyst, Brown Advisory (to 2020)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Robert T. Quinn (1972)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Sal Rais, M.D., CFA (1983)
Vice President
Vice President, Price Investment Management
and T. Rowe Price Group, Inc.; formerly, Research
Analyst, Rock Springs Capital L.P. (to 2021); Senior
Analyst, Nexthera Capital L.P. (to 2019)
Alexander P. Roik, CFA (1991)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Small-Cap Stock Fund

(a)
Effective January 1, 2024, Mr. Roik will become the fund’s sole portfolio manager and chair of the fund’s Investment Advisory Committee when Mr. Alonso steps down from portfolio management to take on a new role.
Name (Year of Birth)
Position Held With Small-Cap Stock Fund  Principal Occupation(s)
Stephen Roseberry, CFA (1975)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, Core Research
Analyst, JP Morgan Asset Management (to 2021)
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
J. David Wagner, CFA (1974)
Vice President
Vice President, Price Investment
Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Nina Xu  (1987)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Yan Zhang  (1990)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.; formerly, student, The
University of Chicago Booth School of Business (to
2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282488 F65-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	6,273	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024